Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	Dec. 31, 2023 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 131,933
Lower than 50%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	130,646
50 to 60%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	793
60 to 70%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	177
70 to 80%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	47
80 to 90%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	0
90 to 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	35
Higher than 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 235